Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other current liabilities
Accrued interest payable	$ 171,486	$ 105,749
Accrued expenses	168,160	117,678
Employee compensation	155,753	100,158
Taxes other than income taxes	112,690	83,688
Jackpot liabilities	110,979
Deferred revenue	57,089	62,556
Current financial liabilities	48,584	81,973
Advance payments from customers	33,976	17,505
Other current liabilities	26,955	27,858
Short term provisions	19,544	1,203
Advance billings	17,370	17,654
Bridge and consent fees payable		88,994
Dividends payable		157,341
Total other current liabilities	$ 922,586	$ 862,357